WARRANT LIABILITIES - Quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants (Details)	Jun. 30, 2025	Dec. 31, 2024
Volatility
WARRANT LIABILITIES
Measurement inputs of the warrants	26.48	28.41
Stock price
WARRANT LIABILITIES
Measurement inputs of the warrants	2.75	3.48
Expected life of the warrants to convert
WARRANT LIABILITIES
Measurement inputs of the warrants	1.22	1.72
Risk free rate
WARRANT LIABILITIES
Measurement inputs of the warrants	3.96	4.25
Dividend yield
WARRANT LIABILITIES
Measurement inputs of the warrants	0	0